LEASE OBLIGATIONS (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
Operating leases	$ 82,335	$ 71,473
Less: future finance charges	(14,358)	(14,072)
Present value of lease obligations	67,977	57,401
Less: Current portion	(19,761)	(14,941)
Non-current portion	48,216	42,460
Not later than one year [member]
LEASE OBLIGATIONS
Operating leases	24,849	20,339
Later than one year and not later than five years [member]
LEASE OBLIGATIONS
Operating leases	50,868	44,677
Later than five years [member]
LEASE OBLIGATIONS
Operating leases	$ 6,618	$ 6,457